1
Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments September 30, 2023
(Unaudited)
DIAX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99 .1 % X 545,665,893
Banks - 2.8%
107,330 JPMorgan Chase & Co $ 15,564,997
Total Banks 15,564,997
Capital Goods - 14.5%
107,330 3M Co 10,048,235
107,330 (b) Boeing Co/The 20,573,014
107,329 Caterpillar Inc 29,300,817
107,330 Honeywell International Inc 19,828,144
Total Capital Goods 79,750,210
Consumer Discretionary Distribution & Retail - 5.9%
107,330 Home Depot Inc/The 32,430,833
Total Consumer Discretionary Distribution & Retail 32,430,833
Consumer Durables & Apparel - 1.9%
107,330 NIKE Inc, Class B 10,262,895
Total Consumer Durables & Apparel 10,262,895
Consumer Services - 5.1%
107,330 McDonald's Corp 28,275,015
Total Consumer Services 28,275,015
Consumer Staples Distribution & Retail - 3.6%
107,330 Walgreens Boots Alliance Inc 2,387,019
107,330 Walmart Inc 17,165,287
Total Consumer Staples Distribution & Retail 19,552,306
Energy - 3.3%
107,330 Chevron Corp 18,097,985
Total Energy 18,097,985
Financial Services - 13.7%
107,330 American Express Co 16,012,563
107,330 (c) Goldman Sachs Group Inc/The 34,728,768
107,330 Visa Inc, Class A 24,686,973
Total Financial Services 75,428,304
Food, Beverage & Tobacco - 1.1%
107,330 Coca-Cola Co/The 6,008,333
Total Food, Beverage & Tobacco 6,008,333
Health Care Equipment & Services - 9.8%
107,330 UnitedHealth Group Inc 54,114,713
Total Health Care Equipment & Services 54,114,713
Household & Personal Products - 2.8%
107,329 Procter & Gamble Co/The 15,655,008
Total Household & Personal Products 15,655,008
Insurance - 3.2%
107,330 Travelers Cos Inc/The 17,528,062
Total Insurance 17,528,062

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
2
DIAX
Shares Description (a) Value
Materials - 1.0%
107,329 Dow Inc $ 5,533,883
Total Materials 5,533,883
Media & Entertainment - 1.6%
107,330 (b) Walt Disney Co/The 8,699,096
Total Media & Entertainment 8,699,096
Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
107,330 (c) Amgen Inc 28,846,011
107,329 Johnson & Johnson 16,716,492
107,329 Merck & Co Inc 11,049,520
Total Pharmaceuticals, Biotechnology & Life Sciences 56,612,023
Semiconductors & Semiconductor Equipment - 0.7%
107,330 Intel Corp 3,815,582
Total Semiconductors & Semiconductor Equipment 3,815,582
Software & Services - 12.8%
107,330 International Business Machines Corp 15,058,399
107,330 Microsoft Corp 33,889,448
107,330 (b) Salesforce Inc 21,764,377
Total Software & Services 70,712,224
Technology Hardware & Equipment - 4.4%
107,329 (c) Apple Inc 18,375,798
107,330 Cisco Systems Inc 5,770,061
Total Technology Hardware & Equipment 24,145,859
Telecommunication Services - 0.6%
107,330 Verizon Communications Inc 3,478,565
Total Telecommunication Services 3,478,565
Total Common Stocks
(cost $222,672,878) 545,665,893
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 0 .8 % X 4,248,200
20,000
Vanguard Total Stock Market ETF
$ 4,248,200
Total Exchange-Traded Funds
(cost $3,981,085) 4,248,200

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Type Description
Number of
Contracts
Notional
Amount (d)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0 % X –
Put Consumer Discretionary Select
Sector SPDR Fund
65 $ 975,000 $ 150 10/20/23 $ 5,850
Call General Mills Inc 60 450,000 75 10/20/23 450
Call S&P 500 Index 50 23,250,000 4650 10/20/23 875
Total Options Purchased
(cost $18,289) 175 $ 24,675,000 7,175
Total Long-Term Investments
(cost $226,672,252) 549,921,268
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.1%
X –
REPURCHASE AGREEMENTS - 2 .1 % X 11,667,797
$ 11,668 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $11,669,352,
collateralized by $16,545,600, U.S. Treasury Bond, 2.875%,
due 05/15/52, value $11,901,198
1.600% 10/02/23 $ 11,667,797
Total Repurchase Agreements
(cost $11,667,797) 11,667,797
Total Short-Term Investments
(cost $11,667,797) 11,667,797
Total Investments (cost $ 238,340,049 ) - 102 .0% 561,589,065
Other Assets & Liabilities, Net -  (2.0)% (10,874,316)
Net Assets Applicable to Common Shares - 100% $ 550,714,749
Options Written
Type Description
Number of
Contracts
Notional
Amount (d)
Exercise
Price Expiration Date Value
Call S&P 500 Index (370) $ (165,205,000) $ 4,465 10/20/23 $ (238,650)
Call S&P 500 Index (50) (23,000,000) 4,600 10/20/23 (2,000)
Call S&P 500 Index (50) (23,250,000) 4,650 10/20/23 (875)
Call S&P 500 Index (70) (32,025,000) 4,575 11/17/23 (62,650)
Call S&P 500 Index (70) (32,200,000) 4,600 11/17/23 (45,500)
Total Options Written (premiums received $2,879,276) (610) $(275,680,000) $(349,675)

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
4
DIAX
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 545,665,893 $ – $ – $ 545,665,893
Exchange-Traded Funds 4,248,200 – – 4,248,200
Options Purchased 7,175 – – 7,175
Short-Term Investments:
Repurchase Agreements – 11,667,797 – 11,667,797
Investments in Derivatives:
Options Written (349,675) – – (349,675)
Total
$ 549,571,593 $ 11,667,797 $ – $ 561,239,390
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt